Document and Entity Information	0 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	CULLEN FUNDS TRUST
Central Index Key	0001109957
Amendment Flag	false
Document Creation Date	Aug. 30, 2012
Document Effective Date	Aug. 31, 2012
Prospectus Date	Aug. 30, 2012